Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,816	$ 6,915	$ 11,485
Trade accounts receivable, net of allowance of $22, $22 and $49, respectively	1,587	1,620	2,660
Prepaid expenses and other current assets	176	239	229
Inventories, net	1,733	7,213	9,131
Total current assets	6,312	15,987	23,505
Inventories, net	3,933
Property and equipment, net	1,372	889	2,472
Intangible assets, net	2,785	3,187	3,687
Goodwill	6,163	6,163	6,163
Other long-term assets	35	35	35
Total assets	20,600	26,261	35,862
Current liabilities:
Accounts payable	1,159	658	643
Accrued liabilities	2,356	3,183	3,421
Debt	4,614	7,012	16,365
Derivative liabilities, current portion	1,031	3,137
Total current liabilities	9,160	13,990	20,429
Deferred rent	215	319	432
Other long-term liabilities	278	188	171
Derivative liabilities, net of current portion	506	528	598
Total liabilities	10,160	15,026	21,630
Commitments and contingencies
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 130,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.01 par value, 250,000,000 shares authorized, 3,022,073, 2,280,407 and 907,187 shares issued and outstanding at September 30, 2017, December 31, 2016 and 2015, respectively.	30	22	9
Additional paid-in capital	225,733	222,513	210,760
Accumulated deficit	(215,323)	(211,300)	(196,537)
Total stockholders' equity	10,440	11,235	14,232
Total liabilities and stockholders' equity	$ 20,600	$ 26,261	$ 35,862